SCOTT BENSON REAL ESTATE INC. (Tables)	12 Months Ended
Dec. 31, 2022
Scott Benson Real Estate Inc [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUES OF THE ACQUIRED ASSETS AND ASSUMED LIABILITIES

The following table summarizes the fair value of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date (in thousands):

Balance at, December 3, 2021
Recognized amounts of assets acquired and liabilities assumed
Intangible Asset	23
Net Assets Acquired	23
Consideration	-
Bargain gain from acquisition	23